Note 7 - Derivative Financial Instruments - Change in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023
Balance	$ 115,432		$ 79,686
Net current period other comprehensive income	317		9,952
Balance	127,475		115,432
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Balance	(317)		(10,269)
Other comprehensive income, net of loss, before reclassification	0		6,830
Total loss reclassified from AOCI (1)	317	[1]	3,122	[2]
Net current period other comprehensive income	317		9,952
Balance	$ 0		$ (317)

[1]	The loss reclassified from AOCI is presented net of taxes of approximately $0.1 million which are included in provision for income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2024.
[2]	The loss reclassified from AOCI is presented net of taxes of approximately $1.0 million which are included in provision for income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2023.